Nature of the Business - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 20, 2020 USD ($) $ / shares shares	Aug. 11, 2020 USD ($) $ / shares shares	Mar. 12, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Nature Of Business [Line Items]
Incorporation date				Apr. 03, 2020
Newly issued shares, nominal value per share | £ / shares							£ 1
Deferred share, nominal value | £ / shares							0.00001
Reverse split, description				1-for-0.159 reverse split
Reverse split, ratio				6.289
Issuance of shares, Shares			114,726
Proceeds from issuance of ADSs in initial public offering, net of issuance costs | $				$ 161,758
Net losses | $				96,322	$ 53,909	$ 33,283
Accumulated deficit | $				215,990	119,668
Net cash flow used in operating and investing activities | $				97,400
Cash and cash equivalents | $				$ 229,974	$ 73,702	$ 16,051
Ordinary shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				25,921,158
Deferred Shares
Nature Of Business [Line Items]
Deferred share, nominal value | £ / shares							0.00001	£ 0.00001	£ 0.00001
Deferred B Shares
Nature Of Business [Line Items]
Deferred share, nominal value | £ / shares							0.001	£ 0.001	£ 0.001
Deferred share, nominal value | £ / shares							£ 0.99999
A Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				831,461
B Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				111,526
C Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				78,635
D Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				249,042
E Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				134,158
F Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				88,588
G Ordinary Shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				42,412
Series A Preferred Stock | Ordinary shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				5,579,486
Series B Preferred Stock | Ordinary shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				9,447,347
SERIES C $0.00001 PAR VALUE | Ordinary shares
Nature Of Business [Line Items]
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares				9,358,503
American Depositary Shares
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs | $	$ 161,800
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares		8,823,529
Ordinary shares, price per share | $ / shares		$ 18.00
Proceeds from issuance of ADSs in initial public offering, net of issuance costs | $		$ 147,700
American Depositary Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares	1,128,062
Ordinary shares, price per share | $ / shares	$ 18.00
Proceeds from issuance of ADSs in initial public offering, net of issuance costs | $	$ 18,900